As filed with the Securities and Exchange Commission on December 29, 2016

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 179	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 182	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 31, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 179 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate January 31, 2017 as the new effective date for the Registration Statement of AMG Yacktman Fully Invested Fund, a series of AMG Funds (the “Trust”), filed in Post-Effective Amendment No. 171 on October 20, 2016 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 179 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 171.

AMG FUNDS

AMG YACKTMAN FULLY INVESTED FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A of AMG Funds (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 174 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on October 20, 2016 (“Amendment No. 171/174”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 171/174 to the Trust’s Registration Statement on Form N-1A filed with the SEC on October 20, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 171/174 to the Trust’s Registration Statement on Form N-1A filed with the SEC on October 20, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 29th day of December, 2016.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	December 29, 2016
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	December 29, 2016
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	December 29, 2016
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	December 29, 2016
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	December 29, 2016
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	December 29, 2016
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	December 29, 2016
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	December 29, 2016
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	December 29, 2016
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	December 29, 2016
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and Principal Executive Officer	December 29, 2016
Jeffrey T. Cerutti	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	December 29, 2016
Donald S. Rumery	Chief Financial Officer, and Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No.

156 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and

811-09521 (filed April 1, 2016)

Date: December 29, 2016